Document and Entity Information	May 04, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 04, 2023
Entity File Number	001-39162
Entity Registrant Name	ARCONIC CORPORATION
Entity Central Index Key	0001790982
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	84-2745636
Entity Address, Address Line One	201 Isabella Street
Entity Address, City or Town	Pittsburgh
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	15212-5872
City Area Code	412
Local Phone Number	992-2500
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	ARNC
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false